EARNINGS PER ORDINARY SHARE (Details Textual) (Stock Options [Member])	12 Months Ended
Sep. 30, 2012
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	12,334